Schedule of share-based payment expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Share-Based Payment Arrangement [Abstract]
Share-based compensation	$ 8,631	$ 11,099	$ 10,347	$ 6,959